IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Sensitivities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / pound $ / ounce	Dec. 31, 2024 USD ($)
Disclosure of information for cash-generating units [line items]
Change in gold price used in assumptions for sensitivity analysis | $ / ounce	100
Change in weighted average cost of capital used in assumptions	1.00%
Change in NAV multiple used in assumptions for sensitivity analysis	0.1
Change in copper price used in assumptions for sensitivity analysis | $ / pound	0.25
Loulo-Gounkoto [Member]
Disclosure of information for cash-generating units [line items]
Carrying Value		$ 3,080
Loulo-Gounkoto [Member] | Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	$ 2,522
Kibali [Member] | Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	2,484
Lumwana [Member] | Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	2,767
Zaldivar [Member] | Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Carrying Value	849
$100 change in gold price [Member] | 1% decrease in WACC [Member] | 0.1 change in NAV multiple [Member]
Disclosure of information for cash-generating units [line items]
Estimated impairment charge (reversal)	0
$0.25 decrease in copper price [Member] | Zaldivar [Member]
Disclosure of information for cash-generating units [line items]
Estimated impairment charge (reversal)	(108)
$0.25 increase in copper price [Member] | 1% decrease in WACC [Member] | Zaldivar [Member]
Disclosure of information for cash-generating units [line items]
Estimated impairment charge (reversal)	$ 0